Contract Liabilities	6 Months Ended
Dec. 31, 2025
Contract Liabilities [Abstract]
CONTRACT LIABILITIES

NOTE 8 — CONTRACT LIABILITIES

	As of December 31, 2025	As of June 30, 2025
	(Unaudited)	(Audited)
Contract liabilities	$665,565	$560,621

Contract liabilities represented the upfront payments received upon acceptance of quotation by clients in relation to corporate secretarial services/accounting services/IP registration services. These payments are recognized as revenue when our performance obligation is satisfied.

The Group’s contract liabilities are generally recognized as revenue within one year. Revenue recognized during the six months ended December 31, 2025 and 2024 at the beginning of such periods was $560,621 and $485,319 respectively.